Condensed Consolidated Financial Statements - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 5,852	$ 2,129	$ 2,917
Short-term investments	493	6,441	4,404
Accounts receivable	601	228	76
Inventory	570	415	188
Prepaid expenses	413	134	87
Total current assets	7,929	9,347	7,672
Fixed assets, net	945	793	101
Deposits	51	51	41
Operating lease right-of-use asset	762	873	1,084
Deferred offering costs	168	25	374
TOTAL ASSETS	9,855	11,089	9,272
Current liabilities:
Accounts payable	912	550	478
Accrued expenses	1,130	717	1,074
Current portion of accrued commissions	1,418	1,035	14
Current portion of operating lease liability	242	228	202
Convertible notes payable and accrued interest, net of debt discount of $0 and $31 at December 31, 2022 and 2021, respectively			12,857
Convertible notes payable and accrued interest due to related parties, net of debt discount of $0 and $2 at December 31, 2022 and 2021, respectively			649
Total current liabilities	6,866	2,530	15,274
Accrued commissions, net of current portion	1,526	1,624
Operating lease liability, net of current portion	560	683	911
Total liabilities	8,952	4,837	16,185
Warrant liability	3,164
Commitments and contingencies
Stockholders’ equity (deficit):
Common stock, value	22	11	1
Additional paid-in capital	49,560	45,833	113
Accumulated deficit	(48,607)	(39,492)	(20,575)
Accumulated other comprehensive loss	(72)	(100)	(91)
Total stockholders’ equity	903	6,252	(20,552)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 9,855	11,089	9,272
Series A Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock, value			12,367
Series B Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock, value			$ 1,272